Risk Management and Report - Schedule of Potential Profit and Loss Impact on FVOCI portfolio (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CLP ($)
Schedule Of Potential Profit And Loss Impact On Fvoci Portfolio Abstract
CLP Debt Instrument	$ (32,904)
CLF Debt Instrument	(60,179)
Interest rate USD offshore	13
Banking spread	(5,027)
Corporative spread	(839)
Total	$ (98,936)